Omnibus Incentive Compensation Plan (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation	$ 578	$ 525
Total compensation cost related to non vested awards	$ 1,712
Expected period of recognition for unrecognized compensation cost	1 year 6 months
Value of unvested units accrued distribution	$ 423
Employee equity compensation
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation	217	219
Total compensation cost related to non vested awards	1,031		$ 1,141
Non-Employee equity compensation
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation	361	$ 306
Total compensation cost related to non vested awards	$ 2,993		$ 2,993